Contracts with Customers - Timing of Revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 187.5	$ 105.3	$ 359.5	$ 187.3
Over time
Disaggregation of Revenue [Line Items]
Revenue	180.2	102.0	347.1	179.6
Point in time
Disaggregation of Revenue [Line Items]
Revenue	$ 7.3	$ 3.3	$ 12.4	$ 7.7